Provisions (Details Narrative)	12 Months Ended
Jun. 30, 2022
Provisions
Description of trial and preventive seizure - province of salta	The contracts with the state company Salta Forestal SA by means of which rural real estate was given in concession to Cresud, the Governor of the Province of Salta has decreed through decrees 815/20, 395/21, 396/21, 397/21 and 398 / 21 reject the hierarchical appeals filed by Cresud against the payment of the royalties made by Salta Forestal SA and, depending on the campaign, by the Ministry of Agrarian Affairs for the 2013/2014, 2014/2015, 2015/2016, 2016/2017 campaigns , 2017/2018, 2018/2019 and 2019/2020 of corn, soybean and / or sorghum crops. In this context, Cresud has initiated the judicial challenge of these decrees and the province of Salta has initiated an executive and freezing lawsuit for the amounts of the controversial fees. To date, garnishment have been processed within the framework of file 726737/20 and in relation to executive order 815/20, for the sum of ARS 42.5 million, in the framework of file 739946/21 and in relation to executive order 395/21, for the sum of ARS 44.7 million, in the framework of file 742573/21 and in relation to executive order 396/21, for the sum of ARS 45.5 million, in the framework of file 739937/21 and in relation to executive order 397/21, for the sum of ARS 69.2 million, and within the framework of file 740034/21 and in relation to executive order 398/21, for the sum of ARS 58.4 million In this regard, and based on the executive orders issued by the Government of Salta and in accordance with what was reported by our external advisory lawyers, the contingency is estimated in the amount of ARS 284.5 million